General Information and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
General Information and Summary of Significant Accounting Policies
General Information and Summary of Significant Accounting Policies
1.	General Information and Summary of Significant Accounting Policies

KB Financial Group Inc. is a financial holding company whose businesses provide a broad range of financial services to consumer and corporate customers primarily in the Republic of Korea. KB Financial Group Inc. was incorporated on September 29, 2008 under the Financial Holding Company Act in Korea.

KB Financial Group Inc. and its subsidiaries (collectively referred to as the "Company") derive substantially all of their revenue and income from providing a broad range of banking and related financial services to consumers and corporations primarily in Korea and in selected international markets. The Company's principal business includes ownership and management of subsidiaries and affiliate companies that are engaged in financial services or activities.

As of December 31, 2010, the Company's paid-in capital amounted to (Won)1,931,758 million. Out of 386,351,693 shares issued at December 31, 2010, 40,353,823 shares (10.44% of total shares issued) were listed on the New York Stock Exchange as American Depository Shares ("ADS").

Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term primarily relate to the allowance for credit losses on loans and off-balance sheet credit instruments, fair value and impairment of investment securities, derivative financial instruments, deferred tax assets and related valuation allowances, financial instruments with no available market prices, goodwill, other intangibles and share based compensation.

Basis of presentation and consolidation

The consolidated financial statements include the accounts of KB Financial Group Inc. and its subsidiaries which are generally controlled through a majority voting interest. The Company also includes in its consolidated financial statements the accounts of the variable interest entities ("VIEs") where the Corporation is primary beneficiary. A VIE is an entity that lacks equity investors or whose equity investors do not have a controlling financial interest in the entity through their equity investments.

The Company accounts for investments in companies in which it owns a voting or economic interest of 20 to 50 percent and is not the primary beneficiary but has the ability to exercise significant influence over operating and financing decisions using the equity method of accounting. These investments are reported in "Other securities" under "Investments" and the Company's proportionate share of income or loss of the equity method investees and gains and losses realized on disposition of investments are reported in "Net gain (loss) on investments."

The Company evaluates variable interests in VIEs. Variable interests are those in which the value of the interest changes with the fair value of the net assets of the entity exclusive of variable interests. When the Company first becomes involved with the VIE, the Company evaluates the existence of a primary beneficiary. If the results of the evaluation indicate that the Company is the primary beneficiary, the Company consolidates that entity. The Company performs on-going reassessments of: (1) whether entities previously evaluated under the majority voting-interest framework have become VIEs, based on certain events, and therefore subject to the VIE consolidation framework; and (2) whether changes in the facts and circumstances regarding the Company's involvement with a VIE cause the Company's consolidation decision to be reversed. The Company has variable interest in VIEs which are not consolidated because the Company is not the primary beneficiary. These include Special Purpose Entities ("SPEs") where the Company provides administration services and liquidity (See Note 9).

Assets held in agency, fiduciary or trust management capacities are not included in the consolidated financial statements.

The consolidated financial statements are presented in accordance with U.S. GAAP. All material inter-company transactions and balances have been eliminated in consolidation.

In December 2007, the FASB issued ASC 810-10-45-15 Noncontrolling Interest in Consolidated Financial Statements, which establishes standards for the accounting and reporting of noncontrolling interest in subsidiaries in consolidated financial statements and for the loss of control of subsidiaries. Upon adoption, ASC 810-10-45-15 requires that the equity interest of noncontrolling stockholders, partners, or other equity holders in subsidiaries be presented as a separate item in the Company's total equity, rather than mezzanine item between the liabilities and total equity. As such, no gain or loss related to these type changes can be reflected in income. Furthermore, no change in the carrying amount of subsidiary assets or liabilities can be recognized. After initial adoption, when a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary must be measured at fair value at the date of the deconsolidation. The gain or loss on the deconsolidation of the subsidiary is measured using the fair value of the remaining investment, rather than the previous carrying amount of that retained investment. The presentation and disclosure requirements shall be applied retrospectively for all periods presented and therefore the 2008 financial statements was adjusted to retrospectively apply the adoption of ASC 810-10-45-15. The adoption of ASC 810-10-45-15 resulted in a reclassification of minority interests to a separate component of total equity on the balance sheet and income attributable to noncontrolling interests is shown as a reduction from net income in calculating net income available to common stockholders on the statement of operations. All previous references to "minority interests" in the consolidated financial statements have been revised to "noncontrolling interests".

Business combination

The Company accounts for business combinations using the purchase method. Identifiable intangible assets acquired in a business combination are separately valued and recognized on the balance sheet if they meet certain requirements. The excess of the cost of the acquired entity over the net amounts assigned to assets acquired and liabilities assumed is recognized as an asset referred to as "Goodwill". Results of operations of the acquired business are included in the consolidated statements of income from the date of acquisition.

Foreign currency translation

Monetary assets and liabilities denominated in foreign currencies are translated into Korean won at the exchange rate prevailing on the balance sheet date, with resulting gains or losses included in the consolidated statements of income. Transactions in foreign currencies are recorded at the exchange rate prevailing on the date of the transaction and the relating gains or losses from the settlement of foreign currency transactions are recognized in the consolidated statements of income.

Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. For certain foreign operations, the functional currency is the local currency, in which case the assets, liabilities and operations are translated, for consolidation purposes, at current exchange rates from the local currency to the reporting currency, the Korean won. Assets and liabilities of foreign branches and subsidiaries are recorded and reported in the accompanying consolidated balance sheets using the period-end exchange rates. Income and expense of foreign branches and subsidiaries are recorded and reported in the consolidated statement of income using the average rates for the relevant periods. The resulting unrealized gains or losses are reported as a component of accumulated other comprehensive income (loss), net of tax. Gains and losses arising from the translation of available-for-sale securities denominated in foreign currencies are also recorded as a component of accumulated other comprehensive income (loss), net of tax.

Cash and cash equivalents

Cash and cash equivalents are comprised of cash on hand, cash items in the process of collection, highly liquid securities and interest-earning deposits with original maturities at the time of purchase of 90 days or less, other than those used for trading purposes.

Securities purchased under agreement to resell and securities sold under agreement to repurchase

The Company enters into short-term purchases of securities under agreements to resell ("Resale agreements") and sales of securities under agreements to repurchase ("Repurchase agreements") substantially identical securities. Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively, when control over the related securities has not been surrendered by the transferor and are recorded at the amount at which the securities were acquired or sold. It is the Company's policy to take possession of securities under agreements to resell. The Company minimizes the credit risk associated with these transactions by monitoring its aggregate credit exposure to each counterparty and collateral value, and requiring the counterparty to deposit additional collateral with the Company when deemed necessary. The Company accepts collateral that it is permitted by contract or custom to sell or repledge. At December 31, 2009 and 2010, the fair values of these collaterals were (Won)1,590,188 million and (Won)1,962,945 million respectively and none of the collaterals was sold or repledged for the years. The Company also pledges securities as collateral in transactions that include repurchase agreements. This collateral can be sold or repledged by the counterparties to the transactions.

Trading assets and liabilities, including derivatives

Trading assets include securities that are bought and held principally for the purpose of selling them in the near term. Trading liabilities include securities that are sold short, not yet purchased. Trading positions are carried at fair value and recorded on a trade date basis. The Company recognizes changes in the fair value of trading positions as they occur in "Net trading revenue".

Trading assets and liabilities also include derivatives used for trading purposes and for non-trading purposes that do not qualify for hedge accounting treatment and foreign exchange contracts that are recognized on the consolidated financial statements at fair value. Trading and non-trading derivatives include interest rate and foreign currency swaps, credit indexed contracts, equity conversion options, puts and calls, caps and floors, warrants, and futures and forwards. The Company recognizes changes in the fair value of trading and non-trading derivatives that do not qualify for hedge accounting treatment and foreign exchange contracts as they occur in "Net trading revenue".

The fair value of trading securities, derivative financial instruments and foreign exchange contracts is determined using quoted market prices, including quotes from dealers trading those securities or instruments, when available. If quoted market prices are not available, the fair value is determined based on pricing models, quoted prices of instruments with similar characteristics or discounted cash flows.

Derivatives used for hedging purposes

The Company uses various derivative instruments as part of its asset and liability management process, including interest rate and foreign currency swaps, to manage various interest rate and foreign exchange exposure or modify interest rate characteristics of various balance sheet accounts. Certain derivative contracts are entered into for non-trading purposes and are intended to serve as economic hedges of risk but do not qualify for hedge accounting.

Derivatives accounted for as hedges must be highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be formally designated as a hedge, with documentation of the risk management objective and strategy for the hedge, identification of the hedging instrument, the hedged item and risk exposure, and how effectiveness is assessed prospectively and retrospectively at inception and on a regular basis using quantitative measures of correlation. The Company discontinues hedge accounting when it is determined that a derivative is not expected to be or has ceased to be highly effective as a hedge, and reflects changes in fair value in earnings after termination of the hedge relationship.

All derivatives, whether designated for hedging relationships or not, are recorded on the consolidated balance sheets at fair value. If the derivative is designated as a fair value hedge of fixed rate assets or liabilities, all changes in the fair value of the derivative and changes in the fair value of the hedged item attributable to the hedged risk are recognized in other non-interest income(expense). Hedge ineffectiveness is reflected in the current earnings as well. Fair value hedges are used to limit the Company's exposure to total changes in the fair value of its interest-bearing liabilities that are due to interest rate or foreign exchange volatility. Fair value hedges of the Company mainly include hedges of fixed rate debentures.

If the derivative is designated as a cash flow hedge of floating rate assets, liabilities or forecasted transactions, the effective portion of the change in the fair value of the derivative is recorded in other comprehensive income and recognized in the consolidated income statements when the hedged item affects earnings. The ineffective portion of cash flow hedges is immediately recognized in current earnings. Cash flow hedges are used to minimize the variability in cash flows of interest-earning assets or interest-bearing liabilities or forecasted transactions caused by interest rate or foreign exchange fluctuations.

If hedge relationships are terminated, hedge designations are removed, or if forecasted transactions are no longer expected to occur, hedge accounting treatment is not applied prospectively and the related hedging derivatives would be transferred to trading assets and liabilities. In such cases, the changes in the fair value or cash flows of the hedged item that are attributable to the risk being hedged will not be offset and the fair value changes in the hedging derivatives are recognized immediately in current earnings.

The Company's designated fair value hedges consisted primarily of interest rate swaps and cross currency rate swaps designated as fair value hedges. When applying fair value hedge accounting the Company uses standard statistical methods of regression to determine if the results of the changes in value of the hedging derivative and the hedged item meet the criteria for a highly effective hedge accounting relationship.

Investments in equity securities and debt securities

Equity securities with readily determinable fair values are recorded on a trade-date basis and are accounted for at fair value. Dividend income on these securities is recorded in "Interest and dividend income". Securities purchased with the intention of recognizing short-term profits are included in "Trading assets" at fair value. Marketable equity securities not classified as trading are designated as available-for-sale securities and are carried at fair value with unrealized gains and losses, net of income tax, reflected in accumulated other comprehensive income (loss). Realized gains and losses on the sales of equity securities and other –than –temporary impairment of equity securities are determined using the moving average method.

Debt securities are recorded on a trade-date basis. Debt securities for which the Company has the positive ability and intent to hold until maturity are classified as held-to-maturity securities and recorded at amortized cost and adjusted for accretion or amortization of discounts and premiums. Debt securities that the Company purchases for short-term appreciation or other trading purposes are carried at fair value and classified as short-term investments which are included in "Trading assets." Debt securities not classified as held-to-maturity or trading are designated as available-for-sale and carried at fair value with unrealized gains and losses, net of income tax, reflected in accumulated other comprehensive income (loss). Interest earned on debt securities, including amortization of premiums and accretion of discounts based on the effective interest rate method, is included in "Interest and dividend income" and realized gains and losses from the sale of debt securities, which are included in "Net gain (loss) on investments," are determined on a specific security basis.

Management regularly evaluates whether declines in fair value of individual available-for-sale securities and held-to-maturity securities below their amortized cost are other-than-temporary. Factors considered in determining whether such declines in value are other-than-temporary include the length of time and extent to which fair value is less than cost, the status, financial condition and near-term prospects of the issuer and the status of the security as well as whether the Company either plans to sell the security or it is more-likely-than-not that it will be required to sell prior to recovery of the amortized cost basis. Management continually monitors and evaluates these securities for impairment that is other-than-temporary.

The Company's Consolidated Statement of Income reflects the full impairment (that is, the difference between the security's amortized cost basis and fair value) on debt securities that the Company intends to sell or would more-likely-than-not be required to sell before the expected recovery of the amortized cost basis. For available-for-sale (AFS) and held-to-maturity (HTM) debt securities that management has no intent to sell and believes that it more likely-than-not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the rest of the fair value loss is recognized in Accumulated Other Comprehensive Income (AOCI). The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected using the Company's cash flow projections using its base assumptions. The disclosures related to the Company's investment and OTTI are detailed in Note 8.

Venture capital securities

KB Investment Co., Ltd., one of the Company's subsidiaries, engages exclusively in venture capital activities. Venture capital investments are not within the scope of the accounting guidance for certain Investments in debt and equity securities" and are subject to specialized industry accounting principles for investment companies. Venture capital investments are recorded as "Venture capital securities" under "Investments" and are carried at fair value with net changes in fair value recognized in "Net gain on investments." The fair values of publicly-traded securities held by this subsidiary are generally based on quoted market prices. Securities that are held by this subsidiary that are not publicly traded are initially recorded at cost, which is deemed to approximate the fair value as of the acquisition date. Subsequent to that date, management estimates the fair value based on investee transactions with unaffiliated parties, management's review of the investee's financial results and condition and the latest obtainable net asset value of the investees.

Non-marketable or restricted equity securities

Certain equity securities that do not have readily determinable fair values or have sales restrictions exceeding one year are recorded using the cost method. The cost method is used for those investments in which the Company does not have significant influence over the investees, and under this method, there is no change to the cost basis unless there is other-than-temporary decline in value. If the decline is determined to be other-than-temporary, the Company writes down the cost basis of the investment to a new cost basis that represents realizable value. Non-marketable or restricted equity securities are recorded as "Other securities" under "Investments" and the amount of write-down is included in earnings under "Net loss on investments" and dividend income earned on these securities is recorded in "Interest and dividend income".

Loans

Loans are carried at their outstanding principal balances, net of allowance for loan losses and unamortized deferred nonrefundable loan origination fees and costs. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment to the yield. Interest income on loans that are not placed on non-accrual status is accrued at the effective rate and credited to income as it is earned.

Loans are generally placed on non-accrual status when principal or interest payments become contractually one day past due or are classified as impaired loans, except where the loans are fully collateralized by customer deposits or guaranteed by sovereign or certain selected financial institutions. When a loan is placed on non-accrual status, interest accrued previously but unpaid is generally reversed against current year interest income. Cash receipts on non-accrual loans, for which the ultimate collectability of principal is uncertain, are applied as principal reductions; otherwise, payments are applied first to the delinquent interest, normal interest, and then to the loan balance until paid in full. A non-accrual loan is normally restored to accrual status when all the principal and interest amounts contractually due are brought current and it is believed that the financial condition of the borrower has improved to the extent that the collection of future principal and interest on a timely basis is reasonably assured. This non-accrual loan is consistently applied to all classes of loans.

Securities received by the Company under a debt restructuring or settlement are recorded at the fair value of the security at the date of restructuring or settlement. Any difference between the fair value of the security and the net carrying amount of the loan is recorded as a direct charge-off or recovery on the loan, as appropriate, through the allowance for loan losses.

Loans held for sale

Loans held for sale are loans that the Company no longer intends to hold for investment purpose. The Company's loans held for sale include residential mortgage loans and are carried at the lower of aggregate cost or market value. Loans held for sale are included in "Other assets" and gains and losses on the sales of loans are determined using the specific-identification method and included in "Other non-interest income (expenses)".

Allowance for loan losses

The allowance for loan losses is based on management's continuing review and evaluation of the loan portfolio and is management's best estimate of probable losses incurred as of the balance sheet date. The determination of the adequacy of the allowance for loan losses hinges on various judgments and assumptions, including but not necessarily limited to, management's assessment of potential losses on individual loans, domestic and international economic conditions, loan portfolio composition, transfer risks and prior loan loss experience. The allowance for loan losses is charged against income as provision for loan losses. The aggregate allowance for loan losses is increased by amounts charged to the provision for loan losses, net of charge-offs, and recoveries as a result of cash collections from charged-off accounts.

The Company's allowance for loan losses consists of (a) specific allowances for specifically identified impaired borrowers, and (b) general allowances for homogeneous pools of commercial and consumer loans, and other loans which are not specifically identified as impaired.

A commercial loan is considered as impaired when, after consideration of current information and events, it is probable that the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. Generally, the Company considers the following types of loans to be impaired:

•	Loans classified as "substandard" or below according to the Financial Services Commission's asset classification guidelines;

•	Loans that are 30 days or more past due;

•	Loans to companies that have received a warning from the Korean Federation of Banks, indicating that the Company has exhibited difficulties in making timely payments of principal and interest;

•	Loans which are "troubled debt restructurings".

Consumer loans and credit card loans which are classified as TDRs are included in impaired loans.

Once a loan has been identified as individually impaired, the Company's measurement of an impairment of a loan, with the exception of large groups of smaller-balance homogeneous loans that are collectively evaluated for impairment, is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. If the recorded investment in impaired loans exceeds the present value of payments expected to be received, a specific allowance is established as a component of allowance for loan losses. Management consults closely with individual loan officers and reviews the cash flow assumptions used to estimate the expected future cash flows. The Company considers the reliability and timing of appraisals such as the time to value the collateral and current market conditions to determine the reasonableness of fair value estimates, for the case where the measurement of an impairment of a loan is based on the fair value of collateral for collateral dependent loans.

The general allowance for non-impaired commercial loans, consumer loans and credit card loans is determined using several modeling tools, including a delinquency roll-rate model for credit cards by products, as well as a risk rating migration model for homogeneous pools of commercial and consumer loans. A roll-rate model is a statistical tool used to monitor the progression of loans based on aging of balance and established loss rates. The actual historical loss rates derived from this model are used to project the estimated percentage of losses within each aging category based on performance over an established period of time. A migration model is a statistical tool used to monitor the progression of loans and the corresponding historical loss rates. The loss rates derived from this model are used to project the expected percentage of losses within each loan grade category based on past performance over varying periods of time. The loss factors developed through the use of such models are based on various analyses, including the Company's historical delinquency and loan loss experience, and adjusted for qualitative factors, such as the current economic conditions in which the Company operates as well as current lending policies and procedures.

Loans are charged off if they are deemed to be uncollectible. Consumer and credit card loans are charged off when those loans are past due more than 180 days.

Allowance for off-balance sheet credit instruments

The Company maintains an allowance for credit losses on off-balance sheet credit instruments, including commitments to extend credit, guarantees, acceptances, standby and commercial letters of credit and other financial instruments to absorb estimated probable losses related to these unfunded credit facilities. The allowance is estimated based on the assessment of the probability of commitment usage and credit risk factors for loans outstanding to these same customers. The allowance for credit losses for off-balance sheet credit instruments is included in "Other liabilities" in the consolidated balance sheets.

Secured borrowings

Transfers of loans and securities related to certain securitizations, in which control over the loans and securities has not been surrendered, are accounted for as collateralized borrowings. The liability for funds received under the related loans and securities sale agreements is included in "Secured borrowings". Also, the amounts borrowed based on collateral and the amounts borrowed under repurchase agreements in which control over the related securities has not been surrendered by the transferor are included in "Secured borrowings".

Loans and securities provided as collateral

The Company pledges loans as collateral for certain borrowings. These borrowings are structured as transfers of loans through asset securitization, which are retained on the consolidated balance sheets, as the Company retains control of the assets transferred. The Company also pledges securities as collateral for transactions on repurchase agreements, derivatives contracts, borrowings from the Korean Federation of Banks and other borrowings structured as a transfer of securities through asset securitizations. The Company retains control of the securities and retains them on the consolidated balance sheets.

Premises and equipment

Premises, equipment and furniture, leasehold improvements and leased property under capital leases are stated at cost less accumulated depreciation. Depreciation of buildings is computed on a straight-line basis over the estimated useful lives of the assets. Depreciation of equipment and furniture and lease property under capital leases is computed on a declining balance basis over the useful lives of the assets, or the term of the lease, if shorter, in the case of leasehold improvements. Gains or losses on disposals of premises and equipment are determined by reference to their carrying amount and are reported in "Other non-interest income (expenses)." Maintenance and repairs are charged to expense as incurred. The estimated useful lives of premises and equipment are as follows:

Buildings	40 years
Equipment and furniture	3-6 years
Leasehold improvements	1-5 years
Leased property under capital leases	4years

Goodwill and other intangible assets

Goodwill is calculated as the purchase premium after adjusting for the fair value of net assets acquired. Goodwill is not amortized but is reviewed for potential impairment on an annual basis, or when events or circumstances indicate a potential impairment, at the reporting unit level in accordance with accounting guidance that requires that goodwill and other intangible assets be tested for impairment at the reporting unit level at least annually or more frequently, if events or circumstances indicate a potential impairment.

The goodwill impairment test is performed in two phases. The first step of the impairment test, used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, goodwill of the reporting unit is considered impaired, and an additional procedure must be performed. The second step of the impairment test quantifies the amount of the impairment loss by comparing the carrying amount of goodwill to its implied fair value. An impairment loss is recorded to the extent the carrying amount of goodwill exceeds its implied fair value.

The Company has finite-lived intangible assets including core deposit intangibles, credit card relationship intangibles and capitalized software. Core deposit intangibles reflect the estimated fair value of the acquired demand deposits and savings deposits, which the Company can expect to maintain for an extended period of time because of generally stable customer relationships. Credit card relationship intangibles reflect the estimated fair value of the credit card relationships acquired from which the Company expects to derive future benefits over the estimated lives of such relationships. Both the core deposit intangibles and the credit card relationship intangibles are amortized on an accelerated basis over their useful lives in proportion to the estimated run-off of depositors and credit card customers, respectively. The estimated useful lives of the core deposit intangibles and the credit card relationship intangibles range from six to ten years. Capitalized software is amortized over its estimated useful life ranging from four to five years. The Company had no indefinite-lived intangible assets as of December 31, 2009 and 2010.

Impairment of long-lived assets and other intangible assets

The Company reviews its long-lived assets, including identifiable intangibles with definite lives in accordance with accounting guidance for impairment of long-lived assets whenever events or changes in business circumstances indicate that the carrying amount of assets may not be fully recoverable. Such circumstances include significant or sustained declines in revenues or earnings and material adverse changes in the economic climate. The carrying amount of an intangible asset is considered not recoverable if it exceeds the sum of the undiscounted cash flows expected to derive from the use of such asset. For assets which the Company intends to hold for use, if the total of the expected future undiscounted cash flows is less than the carrying amount of the assets, a loss is recognized for the difference between the fair value and carrying value of the assets. For assets which the Company intends to sell, a loss is recognized for the amount that the estimated fair value, less cost to sell, is less than the carrying value of the assets.

Fair value measurement

The Company measures the fair values of its financial instruments in accordance with accounting guidance which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company adopted the accounting guidance related to nonfinancial assets and nonfinancial liabilities that are not measured at fair value on a recurring basis on January 1, 2009. In addition, the Company categorizes assets and liabilities measured at fair value into three-level hierarchy based on the inputs to fair value measurement. The following describes the three-level hierarchy.

Level 1: Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities either directly or indirectly; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques based on significant unobservable inputs, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The fair value of financial instruments and the methods and assumptions used in estimating fair value amounts are detailed in Note 29.

Stock-based compensation

The Company has various stock-based employee compensation plans, which are described in detail in Note 28. The written terms of the Company's share-based payments allows the Company, at its option, to settle the awards in cash, however, it is the Company's past practice and its intention to continue settling the awards in cash. Accordingly, at grant date, the Company initially measures compensation expense and liabilities for stock options and other share-based payments based on the instruments' grant date fair value. Subsequently, the liabilities incurred under share-based payment arrangements are remeasured at the end of each reporting period until settlement.

Trust fees and compensation to the trust accounts

The Company manages funds on behalf of its customers through the operation of various trust accounts. The Company earns fees for managing those funds, which are recognized when earned. In certain cases, the Company guarantees (a) principal and a fixed return on principal or (b) principal only to the investors in those trust accounts. At each balance sheet date, the Company accrues the liability that exists on account of such guarantees where the Company does not consolidate the trust accounts.

Other fees and commission income

Other fees and commissions primarily consist of credit card fees, fees on guarantees and import/export letters of credit, and commissions received on remittance, lottery sales, cash dispenser service, cash management services and others. Such fees are recognized when earned.

Income tax

The Company accounts for income taxes in accordance with the accounting guidance for income taxes, that prescribes two components of income tax expense: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the current period and deferred income tax expense is provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences, including operating loss and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the carrying values of assets and liabilities for financial reporting purposes and their tax bases. Deferred income tax benefit or expense is then recognized for the change in deferred tax assets or liabilities between periods. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates on the date of enactment.

Deferred tax assets, including the tax effect of carryforward tax losses, are recognized to the extent it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. To the extent the deferred tax assets are not realizable, a valuation allowance is recognized.

The Company uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained. The amount of the benefit is then measured to be the highest tax benefit which is greater than 50% likely to be realized. The difference between the benefit recognized and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit.

Additionally, the Company elected to classify interest and penalties related to tax positions as a component of income tax expense. See Note 25 to the consolidated financial statements for further details of the Company's provision and related income tax assets and liabilities.

Earnings per share

Basic earnings per share are computed by dividing net income attributable to common stockholders by the weighted average number of common shares outstanding in each period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Diluted earnings per share are computed on the basis of the weighted average number of common shares outstanding during each period and dilutive common equivalent shares representing the weighted average dilutive effect of the Company's stock options outstanding during each period. Dilutive potential common shares are calculated using the "treasury stock" method.

Comprehensive income

The Company records unrealized gains and losses on investment securities and foreign currency translation adjustments in "Accumulated other comprehensive income (loss), net of tax." Gains and losses on investment securities are reclassified to net income or loss as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to net income or loss at the time of the charge. Translation gains or losses on foreign currencies translation adjustments are reclassified to net income or loss upon the sale or liquidation of investment in foreign operations.

United States dollar amounts

The Company operates primarily in Korea and its official accounting records are maintained in Korean won. The U.S. dollar amounts are provided herein as supplementary information solely for the convenience of the reader. Korean won amounts are expressed in U.S. dollars at the rate of (Won)1130.60 to U.S.$1.00, the U.S. Federal Reserve Bank of New York buying exchange rate in effect at noon, December 31, 2010. Such convenience translation into US dollars should not be construed as representations that the Korean won amounts have been, could have been, or could in the future be, converted at this or any other rate of exchange.